Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Guarantor Condensed Consolidating Balance Sheet Information

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Balance Sheet

December 31, 2015

	Parent Company	Eagle	Guarantor Subsidiaries Excluding Eagle Spinco	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Assets:
Cash and cash equivalents	$0.3	$—	$159.4	$159.4	$98.3	$—	$258.0
Receivables, net of allowance for doubtful accounts	27.1	5.5	377.4	377.4	48.3	(97.5)	355.3
Inventories	—	—	217.7	217.7	63.2	—	280.9
Prepaid expenses and other	0.7	—	55.9	55.9	2.7	(0.4)	58.9
Deferred income taxes	—	—	—	—	—	—	—
Current assets of discontinued operations	—	—	19.3	19.3	17.6	—	36.9

Total current assets	28.1	5.5	829.7	829.7	230.1	(97.9)	990.0
Property, plant and equipment, net	11.0	—	1,357.9	1,357.9	187.6	—	1,556.5
Long-term receivables—affiliates	900.0	—	—	—	—	(900.0)	—
Goodwill	—	—	707.8	707.8	144.3	—	852.1
Customer relationships, net	—	—	823.1	823.1	127.2	—	950.3
Other intangible assets, net	—	—	63.1	63.1	0.3	—	63.4
Non-current assets of discontinued operations	—	—	18.4	18.4	43.6	—	62.0
Other assets, net	5.6	1.7	56.1	56.1	3.4	—	65.1
Investment in subsidiaries	1,235.5	1,833.3	473.3	473.3	—	(1,708.8)	—

Total assets	$2,180.2	$1,840.5	$4,329.4	$4,329.4	$736.5	$(2,706.7)	$4,539.4

Liabilities and Equity:
Current portion of long-term debt	$—	$—	$2.5	$2.5	$—	$—	$2.5
Accounts payable	84.3	27.0	211.9	233.3	24.7	(97.5)	244.8
Interest payable	3.2	12.2	—	12.2	—	—	15.4
Income taxes payable	—	—	0.4	0.4	2.2	(0.4)	2.2
Accrued compensation	9.5	—	23.7	23.7	7.8	—	41.0
Other accrued liabilities	13.6	—	48.2	48.2	32.9	—	94.7
Current liabilities of discontinued operations	—	—	9.3	9.3	6.2	—	15.5

Total current liabilities	110.6	39.2	296.0	329.6	73.8	(97.9)	416.1
Long-term debt, excluding the current portion of long-term debt	444.2	678.4	241.9	920.3	—	—	1,364.5
Long-term payables—affiliates	—	900.0	—	900.0	—	(900.0)	—
Lease financing obligation	—	—	—	—	44.0	—	44.0
Deferred income taxes	18.0	—	636.2	634.5	30.5	—	683.0
Pension and other post-retirement benefits	3.6	—	189.9	189.9	9.3	—	202.8
Non-current liabilities of discontinued operations	—	—	—	—	35.6	—	35.6
Other non-current liabilities	25.5	—	113.2	113.2	8.9	(7.3)	140.3

Total liabilities	601.9	1,617.6	1,477.2	3,087.5	202.1	(1,005.2)	2,886.3
Equity:
Total Axiall stockholders’ equity	1,578.3	222.9	2,852.2	1,241.9	459.6	(1,701.5)	1,578.3
Noncontrolling interest	—	—	—	—	74.8	—	74.8

Total equity	1,578.3	222.9	2,852.2	1,241.9	534.4	(1,701.5)	1,653.1

Total liabilities and equity	$2,180.2	$1,840.5	$4,329.4	$4,329.4	$736.5	$(2,706.7)	$4,539.4

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Balance Sheet

December 31, 2014

	Parent Company	Eagle	Guarantor Subsidiaries Excluding	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Eagle Spinco Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Assets:
Cash and cash equivalents	$—	$—	$78.2	$78.2	$88.6	$—	$166.8
Receivables, net of allowance for doubtful accounts	162.8	—	470.1	454.3	63.2	(261.1)	419.2
Inventories	—	—	216.4	216.4	81.6	—	298.0
Prepaid expenses and other	0.1	—	82.8	82.8	6.1	—	89.0
Deferred income taxes	3.1	—	24.9	24.9	—	—	28.0
Current assets of discontinued operations	—	—	80.4	80.4	23.8	—	104.2

Total current assets	166.0	—	952.8	937.0	263.3	(261.1)	1,105.2
Property, plant and equipment, net	12.0	—	1,318.4	1,318.4	232.0	—	1,562.4
Long-term receivables—affiliates	1,292.9	—	—	—	—	(1,292.9)	—
Goodwill	—	—	1,493.7	1,493.7	247.3	—	1,741.0
Customer relationships, net	—	—	877.9	877.9	146.6	—	1,024.5
Other intangible assets, net	—	—	67.8	67.8	0.3	—	68.1
Non-current assets of discontinued operations	—	—	49.3	49.3	58.1	—	107.4
Other assets, net	10.4	0.7	31.6	31.6	5.4	—	47.4
Investment in subsidiaries	1,682.7	2,831.2	290.5	290.5	—	(1,973.2)	—

Total assets	$3,164.0	$2,831.9	$5,082.0	$5,066.2	$953.0	$(3,527.2)	$5,656.0

Liabilities and Equity:
Current portion of long-term debt	$—	$2.8	$—	$2.8	$—	$—	$2.8
Accounts payable	97.2	178.6	217.9	380.6	44.6	(261.1)	261.3
Interest payable	3.0	12.2	—	12.2	—	—	15.2
Income taxes payable	—	—	0.9	0.9	2.2	—	3.1
Accrued compensation	—	—	24.5	24.5	6.2	—	30.7
Other accrued liabilities	14.3	—	88.7	88.7	26.4	—	129.4
Current liabilities of discontinued operations	—	—	34.2	34.2	7.4	—	41.6

Total current liabilities	114.5	193.6	366.2	543.9	86.8	(261.1)	484.1
Long-term debt, excluding the current portion of long-term debt	443.4	866.1	—	866.1	—	—	1,309.5
Long-term payables—affiliates	—	900.0	—	900.0	392.9	(1,292.9)	—
Lease financing obligation	—	—	—	—	53.0	—	53.0
Deferred income taxes	10.0	—	720.4	719.8	37.7	—	767.5
Pension and other post-retirement benefits	4.4	—	235.7	235.7	10.4	—	250.5
Non-current liabilities of discontinued operations	—	—	3.8	3.8	41.5	—	45.3
Other non-current liabilities	110.6	—	114.9	114.9	8.7	(77.1)	157.1

Total liabilities	682.9	1,959.7	1,441.0	3,384.2	631.0	(1,631.1)	3,067.0
Equity:
Total Axiall stockholders’ equity	2,481.1	872.2	3,641.0	1,682.0	214.1	(1,896.1)	2,481.1
Noncontrolling interest	—	—	—	—	107.9	—	107.9

Total equity	2,481.1	872.2	3,641.0	1,682.0	322.0	(1,896.1)	2,589.0

Total liabilities and equity	$3,164.0	$2,831.9	$5,082.0	$5,066.2	$953.0	$(3,527.2)	$5,656.0

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) Information

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Loss

Year Ended December 31, 2015

	Parent Company	Eagle	Guarantor Subsidiaries Excluding Eagle Spinco	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non-Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Net sales	$—	$—	$2,811.8	$2,811.8	$572.8	$(187.6)	$3,197.0
Operating costs and expenses:
Cost of sales	—	—	2,539.0	2,539.0	469.3	(187.6)	2,820.7
Selling, general and administrative expenses	47.4	—	175.4	175.4	58.9	—	281.7
Restructuring and divestiture costs	12.8	—	1.2	1.2	8.4	—	22.4
Integration-related costs and other, net	7.8	—	7.5	7.5	0.7	—	16.0
Goodwill impairment charges	—	—	785.9	785.9	78.2	—	864.1

Total operating costs and expenses	68.0	—	3,509.0	3,509.0	615.5	(187.6)	4,004.9

Operating loss	(68.0)	—	(697.2)	(697.2)	(42.7)	—	(807.9)
Other expense:
Interest income (expense), net	19.6	(80.8)	(5.5)	(86.3)	(6.2)	—	(72.9)
Debt refinancing fees	—	(0.1)	(3.1)	(3.2)	—	—	(3.2)
Foreign exchange loss	—	—	(0.2)	(0.2)	(2.1)	—	(2.3)
Equity in loss of subsidiaries	(739.5)	(853.3)	(29.8)	(29.8)	—	769.3	—

Loss from continuing operations before income taxes	(787.9)	(934.2)	(735.8)	(816.7)	(51.0)	769.3	(886.3)
Provision for (benefit from) income taxes	28.5	(28.1)	(44.4)	(72.5)	1.5	—	(42.5)

Loss from continuing operations	(816.4)	(906.1)	(691.4)	(744.2)	(52.5)	769.3	(843.8)
Discontinued operations:
Income (loss) from discontinued operations	—	—	11.5	11.5	(3.5)	—	8.0
Provision for income taxes of discontinued operations	—	—	1.3	1.3	—	—	1.3

Net income (loss) from discontinued operations	—	—	10.2	10.2	(3.5)	—	6.7

Consolidated net loss	(816.4)	(906.1)	(681.2)	(734.0)	(56.0)	769.3	(837.1)
Less: net loss attributable to noncontrolling interest	—	—	—	—	(20.7)	—	(20.7)

Net loss attributable to Axiall	$(816.4)	$(906.1)	$(681.2)	$(734.0)	$(35.3)	$769.3	$(816.4)

Comprehensive loss attributable to Axiall	$(860.7)	$(879.0)	$(728.0)	$(780.8)	$(124.2)	$905.0	$(860.7)

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Loss

Year Ended December 31, 2014

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Net sales	$—	$—	$3,224.5	$3,224.5	$647.0	$(229.0)	$3,642.5
Operating costs and expenses:
Cost of sales	—	—	2,832.2	2,832.2	533.0	(229.0)	3,136.2
Selling, general and administrative expenses	45.5	—	178.4	178.4	62.7	—	286.6
Restructuring and divestiture costs	—	—	14.0	14.0	2.7	—	16.7
Integration-related costs and other, net	15.5	—	13.3	13.3	3.4	—	32.2
Goodwill impairment charges	—	—	4.1	4.1	—	—	4.1

Total operating costs and expenses	61.0	—	3,042.0	3,042.0	601.8	(229.0)	3,475.8

Operating income (loss)	(61.0)	—	182.5	182.5	45.2	—	166.7
Other income (expense):
Interest income (expense), net	31.2	(87.4)	4.0	(83.4)	(18.8)	—	(71.0)
Foreign exchange loss	—	—	(0.5)	(0.5)	(0.5)	—	(1.0)
Equity in income (loss) of subsidiaries	55.7	(19.3)	11.7	11.7	—	(67.4)	—

Income (loss) from continuing operations before income taxes	25.9	(106.7)	197.7	110.3	25.9	(67.4)	94.7
Provision for (benefit from) income taxes	(20.4)	(29.9)	68.8	38.9	(1.8)	—	16.7

Income (loss) from continuing operations	46.3	(76.8)	128.9	71.4	27.7	(67.4)	78.0
Discontinued operations:
Loss from discontinued operations, before tax	—	—	(27.8)	(27.8)	(9.2)	—	(37.0)
Income tax benefit of discontinued operations	—	—	(9.2)	(9.2)	—	—	(9.2)

Net loss from discontinued operations	—	—	(18.6)	(18.6)	(9.2)	—	(27.8)

Consolidated net income (loss)	46.3	(76.8)	110.3	52.8	18.5	(67.4)	50.2
Less: net income attributable to noncontrolling interest	—	—	—	—	3.9	—	3.9

Net income (loss) attributable to Axiall	$46.3	$(76.8)	$110.3	$52.8	$14.6	$(67.4)	$46.3

Comprehensive loss attributable to Axiall	$(93.7)	$(193.1)	$(50.4)	$(107.9)	$(0.9)	$108.8	$(93.7)

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Income

Year Ended December 31, 2013

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Net sales	$—	$—	$3,174.2	$3,174.2	$603.5	$(192.6)	$3,585.1
Operating costs and expenses:
Cost of sales	—	—	2,601.4	2,601.4	477.9	(192.6)	2,886.7
Selling, general and administrative expenses	41.3	—	170.4	170.4	58.4	—	270.1
Restructuring and divestiture costs	7.5	—	0.3	0.3	2.2	—	10.0
Integration-related costs and other, net	34.4	—	(2.1)	(2.1)	0.3	—	32.6

Total operating costs and expenses	83.2	—	2,770.0	2,770.0	538.8	(192.6)	3,199.4

Operating income (loss)	(83.2)	—	404.2	404.2	64.7	—	385.7
Other income:
Interest income (expense), net	(45.7)	(45.8)	39.8	(6.0)	(19.8)	—	(71.5)
Loss on redemption and other debt costs	(66.1)	(12.4)	—	(12.4)	—	—	(78.5)
Gain on acquisition of controlling interest	—	—	25.9	25.9	—	—	25.9
Foreign exchange loss	—	—	(0.1)	(0.1)	(0.1)	—	(0.2)
Equity in income of subsidiaries	293.1	114.3	22.6	22.6	—	(315.7)	—

Income from continuing operations before income taxes	98.1	56.1	492.4	434.2	44.8	(315.7)	261.4
Provision for (benefit from) income taxes	(67.2)	(19.7)	152.7	133.0	3.4	—	69.2

Income from continuing operations	165.3	75.8	339.7	301.2	41.4	(315.7)	192.2
Discontinued operations:
Loss from discontinued operations, before tax	—	—	(6.5)	(6.5)	(13.3)	—	(19.8)
Income tax benefit of discontinued operations	—	—	4.4	4.4	—	—	4.4

Net loss from discontinued operations	—	—	(10.9)	(10.9)	(13.3)	—	(24.2)

Consolidated net income (loss)	165.3	75.8	328.8	290.3	28.1	(315.7)	168.0
Less: net income attributable to noncontrolling interest	—	—	—	—	2.7	—	2.7

Net income attributable to Axiall	$165.3	$75.8	$328.8	$290.3	$25.4	$(315.7)	$165.3

Comprehensive income attributable to Axiall	$253.5	$165.7	$467.3	$429.0	$19.8	$(448.8)	$253.5

Guarantor Condensed Consolidating Statement of Cash Flows Information

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2015

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Cash provided by operating activities - continuing operations	$63.8	$15.4	$181.3	$181.3	$67.4	$(67.2)	$245.3
Cash provided by operating activities -discontinued operations	—	—	16.5	16.5	5.3	—	21.8

Net cash provided by operating activities	63.8	15.4	197.8	197.8	72.7	(67.2)	267.1

Cash flows from investing activities:
Capital expenditures	(1.0)	—	(182.2)	(182.2)	(8.7)	—	(191.9)
Proceeds from the sale of assets and other	—	—	4.6	4.6	1.3	—	5.9

Cash used in investing activities -continuing operations	(1.0)	—	(177.6)	(177.6)	(7.4)	—	(186.0)
Cash provided by investing activities -discontinued operations	—	—	44.6	44.6	(0.3)	—	44.3

Net cash used in investing activities	(1.0)	—	(133.0)	(133.0)	(7.7)	—	(141.7)

Cash flows from financing activities:
Issuance of long-term debt	—	—	248.8	248.8	—	—	248.8
Long-term debt payments	—	(194.4)	(3.3)	(197.7)	—	—	(197.7)
Intercompany financing	—	194.4	(194.4)	—	—	—	—
Deferred acquisition payments	(10.0)	—	—	—	—	—	(10.0)
Fees paid relating to financing activities	(0.8)	—	(3.3)	(3.3)	—	—	(4.1)
Dividends paid	(45.7)	—	—	—	—	—	(45.7)
Distribution to noncontrolling interest	—	—	—	—	(8.4)	—	(8.4)
Share-based compensation plan activity	(6.0)	—	—	—	—	—	(6.0)
Distribution to affiliate	—	(15.4)	(31.4)	(31.4)	(35.8)	67.2	—

Net cash provided by (used in) financing activities	(62.5)	(15.4)	16.4	16.4	(44.2)	67.2	(23.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(11.1)	—	(11.1)

Net change in cash and cash equivalents	0.3	—	81.2	81.2	9.7	—	91.2
Cash and cash equivalents at beginning of year	—	—	78.2	78.2	88.6	—	166.8

Cash and cash equivalents at end of year	$0.3	$—	$159.4	$159.4	$98.3	$—	$258.0

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Cash provided by operating activities - continuing operations	$68.2	$12.4	$178.6	$181.8	$52.8	$(20.8)	$282.0
Cash provided by (used in) operating activities - discontinued operations	—	—	15.8	15.8	(6.7)	—	9.1

Net cash provided by operating activities	68.2	12.4	194.4	197.6	46.1	(20.8)	291.1

Cash flows from investing activities:
Capital expenditures	(6.8)	—	(172.5)	(172.5)	(13.8)	—	(193.1)
Proceeds from sale of assets and other	—	—	6.3	6.3	0.3	—	6.6
Acquisitions, net of cash acquired	—	—	(5.8)	(5.8)	(0.3)	—	(6.1)

Cash used in investing activities - continuing operations	(6.8)	—	(172.0)	(172.0)	(13.8)	—	(192.6)
Cash used in investing activities - discontinued operations	—	—	(11.2)	(11.2)	(4.7)	—	(15.9)

Net cash used in investing activities	(6.8)	—	(183.2)	(183.2)	(18.5)	—	(208.5)
Cash flows from financing activities:
Borrowings under ABL revolver	148.9	—	—	—	—	—	148.9
Repayments under ABL revolver	(148.9)	—	—	—	—	—	(148.9)
Long-term debt payments	—	(2.8)	(0.7)	(3.5)	(2.3)	—	(5.8)
Deferred acquisition payments	(10.0)	—	—	—	—	—	(10.0)
Fees paid related to financing activities	(1.8)	(0.4)	—	(0.4)	—	—	(2.2)
Dividends paid	(45.0)	—	—	—	—	—	(45.0)
Distribution to noncontrolling interest	—	—	—	—	(7.7)	—	(7.7)
Share-based compensation plan activity	(4.6)	—	—	—	—	—	(4.6)
Distribution to affiliate	—	(9.2)	(9.2)	(9.2)	(11.6)	20.8	—

Net cash used in financing activities	(61.4)	(12.4)	(9.9)	(13.1)	(21.6)	20.8	(75.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(7.0)	—	(7.0)

Net change in cash and cash equivalents	—	—	1.3	1.3	(1.0)	—	0.3
Cash and cash equivalents at beginning of period	—	—	76.9	76.9	89.6	—	166.5

Cash and cash equivalents at end of period	$—	$—	$78.2	$78.2	$88.6	$—	$166.8

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2013

	Parent Company	Eagle	Guarantor Subsidiaries Excluding Eagle Spinco	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non-Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Cash provided by operating activities - continuing operations	$60.1	$112.0	$70.4	$182.4	$61.3	$—	$303.8
Cash provided by (used in) operating activities - discontinued operations	—	—	23.6	23.6	(1.7)	—	21.9

Net cash provided by operating activities	$60.1	$112.0	$94.0	$206.0	$59.6	$—	$325.7

Cash flows from investing activities:
Capital expenditures	(8.7)	—	(150.9)	(150.9)	(18.3)	—	(177.9)
Proceeds from sale of assets and other	—	—	(1.8)	(1.8)	—	—	(1.8)
Distribution from affiliate	15.9	15.9	19.9	19.9	—	(35.8)	—
Acquisitions, net of cash acquired	21.6	—	—	—	24.3	—	45.9

Cash used in investing activities - continuing operations	28.8	15.9	(132.8)	(132.8)	6.0	(35.8)	(133.8)
Cash used in investing activities - discontinued operations	—	—	0.2	0.2	(6.0)	—	(5.8)

Net cash provided by (used in) investing activities	28.8	15.9	(132.6)	(132.6)	—	(35.8)	(139.6)
Cash flows from financing activities:
Issuance of long-term debt	450.0	—	—	—	—	—	450.0
Long-term debt payments	(450.0)	(81.8)	—	(81.8)	—	—	(531.8)
Make-whole and other fees paid related to financing activities	(65.9)	(30.2)	—	(30.2)	(2.0)	—	(98.1)
Dividends paid	(22.2)	—	—	—	—	—	(22.2)
Distribution to noncontrolling interest	—	—	—	—	(13.3)	—	(13.3)
Share-based compensation plan activity	(0.8)	—	—	—	—	—	(0.8)
Distribution to affiliate	—	(15.9)	(15.9)	(15.9)	(19.9)	35.8	—

Net cash used in financing activities	(88.9)	(127.9)	(15.9)	(127.9)	(35.2)	35.8	(216.2)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(3.7)	—	(3.7)

Net change in cash and cash equivalents	—	—	(54.5)	(54.5)	20.7	—	(33.8)
Cash and cash equivalents at beginning of period	—	—	131.4	131.4	68.9	—	200.3

Cash and cash equivalents at end of period	$—	$—	$76.9	$76.9	$89.6	$—	$166.5